CONVERTIBLE DEBT, DERIVATIVE LIABILITY AND LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
CONVERTIBLE DEBT AND DERIVATIVE LIABILITY

On July 14, 2006  (the  "Closing Date"), the Company entered into a Subscription Agreement with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") which mature on July 14, 2011 and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the  "Warrants").  $1,250 was funded immediately and the remaining $1,250 was funded on August 11, 2006, the date the Company filed a Registration Statement covering the resale of the securities with the Securities and Exchange Commission  (the  "SEC").

The Convertible Debentures, as amended on January 10, 2010, bear interest at a rate of 8% per annum.  Principal payments and interest is payable in cash or shares of Common Stock at the election of the Investors.    The Investors may convert the unpaid face value of, plus the accrued interest on, the Convertible Debentures into Common Stock at any time at the lesser of (i) $.10 and  (ii)  eighty  percent (80%) of the lowest closing bid price on the Common  Stock  during  the ten (10) trading days immediately preceding the receipt  by  the  Company  of  a  notice  of conversion by the Investors (the "Conversion  Price").  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10.  Amortizing payments of interest and the aggregate principal amount outstanding under the Debenture are to be made by the Company commencing from January 31, 2010 and on the last business day of each succeeding month thereafter.  As of September 25, 2011 and thereafter, principal payments are due in the following amounts: (i) on September 30, 2011and for nine consecutive months thereafter, $25; (ii) on July 31, 2012 and for four consecutive months thereafter, $35; (iii) on December 31, 2012 and for three consecutive months thereafter, $50; (iv) on April 30, 2013 and for two consecutive months thereafter, $65; and on July 14, 2013, all amounts then due and payable under the Debenture.  In the event an amount is outstanding at the end of the term on July 14, 2011, it may convert into common shares of the Company.

The Company is required at all times to reserve sufficient shares for full conversion of the Convertible Debentures and exercise of the Warrants.

If an event of default occurs, as defined in the Convertible Debentures, the Investors may exercise their right to increase the face amount of the Convertible Debenture by three percent (3%) as an initial penalty and by three percent  (3%) for each subsequent event of default.  In addition, the Investors may exercise their right to increase the face amount by two-and-a-half percent (2.5%) per month to be paid as liquidated damages, compounded  daily.

Pursuant to a Security Agreement, dated as of the Closing Date, by and among the Company and the Investors  (the  "Security Agreement"), the Company's obligation to repay the amounts outstanding under the Convertible Debenture is secured by a first priority security interest in the assets of the Company.  In addition, shares of Common Stock currently owned or hereafter acquired by the Company’s Chief Executive Officer, Chief Financial Officer and Chief Marketing Officer have been pledged as security for repayment of the Debentures, which shares may be sold by the holders thereof only pursuant to Leak-Out Agreements executed by each of such holders with the Investors.

On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture, which as amended, was due on June 30, 2010 (the “Debenture”) and a warrant to purchase 2,000,000 shares of the Company’s common stock at an exercise price of $0.20 per share.  As a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding.  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20.   Monthly interest on the outstanding principal amount of the Debenture was paid at a rate per annum equal to 14%-16%, until the principal amount was paid in full.  On June 30, 2010, the Company paid the remaining balance due on the Debenture.

The Debenture was convertible at any time, at the option of Dutchess, into shares of Common Stock at a conversion price equal to the lesser of (i) 75% of the lowest closing bid price of the Common Stock during the 10 trading days immediately prior to the date that Dutchess sends the Company a signed conversion notice; or (ii) $0.51 per share.

The Company has identified certain embedded derivatives within the convertible debentures as a result of the variable nature of the conversion price formula of the convertible debentures.  The value of these embedded derivatives was $1,200 at July 14, 2006, the date the Convertible Debentures was issued, and $477 on February 16, 2007, the date the Debenture was issued.  These amounts were bifurcated from the convertible debentures on the face of the balance sheet and a corresponding derivative liability was established.  This debt discount will be amortized over the life of the convertible debentures, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and June 2010, respectively.  As of September 25, 2011 and December 26, 2010 the unamortized debt discount was $0 and $171, respectively.  In addition, the change in the valuation of the embedded derivatives during the nine months ended September 25, 2011 and September 26, 2010 resulted in a (loss) income of ($225) and $7, respectively, and was reflected in interest expense.  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

On June 3, 2009, as part of the acquisition of certain assets of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB.  This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”).  The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”).  The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired.  As of September 25, 2011 and December 26, 2010 the amount outstanding to NYSBVF was $ 1,008 and $961, respectively.  In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company.  If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding.

As of September 25, 2011 and December 26, 2010 the convertible debentures outstanding were as follows:

	September 25, 2011	December 26, 2010
Convertible debentures	$3,121	$3,225
Debt discount	-	(171)
Donvertible debentures, net	3,121	3,054
Less current portion	(355)	(285)
Convertible debentures, long term	$2,766	$2,769

As of September 25, 2011 the derivative liability outstanding was as follows:

Liability at December 26, 2010	$225
Increase in Valuation, net	225
Liability at September 25, 2011	$450

On July 14, 2006  (the  "Closing Date"), the Company entered into a Subscription Agreement with Dutchess Private Equities Fund, LP and Dutchess Private Equities Fund, II, LP (collectively, the "Investors") pursuant to which the Company agreed to sell to the Investors an aggregate of $2,500 of Five-Year Convertible Debentures (the "Convertible Debentures") which mature on July 14, 2011 and warrants to purchase 5,050,505 shares of Common Stock at an exercise price of $.495 per share (the  "Warrants").  The Warrants may be exercised for a period of seven years and the exercise price is subject to antidilution provisions.  $1,250 was funded immediately and the remaining $1,250 was funded on August 11, 2006, the date the Company filed a Registration Statement covering the resale of the securities with the Securities and Exchange Commission  (the  "SEC").

The Convertible Debentures, as amended on January 10, 2010, bear interest at a rate of 8% per annum.  Principal payments and interest is payable in cash or shares of Common Stock at the election of the Investors.    The Investors may convert the unpaid face value of, plus the accrued interest on, the Convertible Debentures into Common Stock at any time at the lesser of (i) $.495 and  (ii)  eighty  percent (80%) of the lowest closing bid price on the Common  Stock  during  the ten (10) trading days immediately preceding the receipt  by  the  Company  of  a  notice  of conversion by the Investors (the "Conversion  Price"). According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20, and the maximum conversion price of the Debentures was reduced from $.495 to $.10.  Amortizing payments of interest and the aggregate principal amount outstanding under the Debenture are to be made by the Company commencing from January 31, 2010 and on the last business day of each succeeding month thereafter.  As of December 26, 2010 and thereafter, principal payments are due in the following amounts: (i) on December 31, 2010 and for three consecutive months thereafter, $20; (ii) on April 30, 2011and for fourteen consecutive months thereafter, $25; (iii) on July 31, 2012 and for four consecutive months thereafter, $35; (iv) on December 31, 2012 and for three consecutive months thereafter, $50; (v) on April 30, 2013 and for two consecutive months thereafter, $65; and on July 14, 2013, all amounts then due and payable under the Debenture.  In the event an amount is outstanding at the end of the term on July 14, 2011, it may convert into common shares of the Company.

The Company is required at all times to reserve sufficient shares for full conversion of the Convertible Debentures and exercise of the Warrants.

If an event of default occurs, as defined in the Convertible Debentures, the Investors may exercise their right to increase the face amount of the Convertible Debenture by three percent (3%) as an initial penalty and by three percent  (3%) for each subsequent event of default.  In addition, the Investors may exercise their right to increase the face amount by two-and-a-half percent (2.5%) per  month  to  be  paid  as  liquidated  damages,  compounded  daily.

Pursuant to a Security Agreement, dated as of the Closing Date, by and among the Company and the Investors  (the  "Security Agreement"), the Company's obligation to repay the amounts outstanding under the Convertible Debenture is secured by a first priority security interest in the assets of the Company.  In addition, shares of Common Stock currently owned or hereafter acquired by the Company’s Chief Executive Officer, Chief Financial Officer and Chief Marketing Officer have been pledged as security for repayment of the Debentures, which shares may be sold by the holders thereof only pursuant to Leak-Out agreements executed by each of such holders with the Investors.

On February 16, 2007, the Company issued and sold to one of its existing investors, Dutchess Private Equities Fund, Ltd. (“Dutchess”), a $1,750 principal amount Convertible Debenture, which as amended, was due on June 30, 2010 (the”Debenture”), and a warrant to purchase 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share.   As a result of an amendment on March 17, 2008, 2,000,000 warrants were terminated, leaving 2,000,000 warrants outstanding.  According to the terms of the agreements with Dutchess, as a result of an equity raise in July 2011, all Dutchess warrants have an exercise price of $.20.  Monthly interest on the outstanding principal amount of the Debenture was paid at a rate per annum equal to 14%-16%, until the principal amount was paid in full.  On June 30, 2010, the Company paid the remaining balance due on the Debenture.

The Debenture was convertible at any time, at the option of Dutchess, into shares of Common Stock at a  conversion price equal to the lesser of (i) 75% of the lowest closing bid price of the Common Stock during the 10 trading days immediately prior to the date that Dutchess sends the Company a signed conversion notice; or (ii) $0.51 per share.

The Company has identified certain embedded derivatives within the Convertible Debentures and the Debentures as a result of the variable nature of the conversion price formula of the Convertible Debentures and the Debentures.  The value of these embedded derivatives was $1,200 at July 14, 2006, the date the Convertible Debentures were issued, and $477 on February 16, 2007, the date the Debenture was issued.

These amounts were bifurcated from the Convertible Debentures and the Debentures on the face of the balance sheet and a corresponding derivative liability was established.  This debt discount will be amortized over the life of the Convertible Debentures and the Debentures, using the effective interest method, and charged to interest expense until fully amortized in July 2011 and June 2010, respectively.  As of December 26, 2010 and December 27, 2009 the unamortized debt discount was $171 and $526, respectively.  In the event the Convertible Debentures or the Debentures are reduced in full or in part, either by Company prepayments or by conversion into common shares by the Investors, the debt discount related to the amount reduced will be immediately recognized as interest expense and charged to operations.  In addition, the change in the valuation of the embedded derivatives during the year ended December 26, 2010 and December 27, 2009 resulted in a (loss) income of ($209) and $6 respectively, and was reflected in interest income (expense).  In all future periods, the change in the valuation of the derivative liabilities will continue to be recognized as interest expense or income and charged to operations accordingly.

On June 3, 2009, as part of the acquisition of certain assets of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB.  This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”).  The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”).  The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired.  As of December 26, 2010 and December 27, 2009 the amount outstanding to NYSBVF was $961 and $902, respectively.  In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company.  If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding.

As of December 26, 2010 the convertible debentures and long-term debt outstanding are as follows:

Convertible Debentures and Debentures	$2,264
NYSBVF	961
Debt Discount	(171)
Convertible Debentures and Debentures, net	3,054
Less current portion	(285)
Convertible Debentures and Debentures, long term	$2,769

Principal payment obligations on the above debt for the next five years are as follows:

Year	Amount
2011	$285
2012	375
2013	2,565
2014	—
2015	—
Thereafter	—
$3,225

As of December 26, 2010 the derivative liability outstanding is as follows:

Liability at December 27, 2009	$16
Increase in Valuation	209
Liability at December 26, 2010	$225